Intangible Assets, Net (Parenthetical) (Detail) - 12 months ended Mar. 31, 2024 - HDFC Credila Financial Services Limited [Member] ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Brand [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets written off related to sale of business unit	₨ 8,527.5	$ 102.3
Distribution Service [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets written off related to sale of business unit	₨ 8,972.4	$ 107.6